UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 6, 2002

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.    Com   00202J104               110   39295  Sole     39295
Abbott Laborator  Com   002824100               377    6775  Sole      6775
Actel Corp.       Com   004934105              5393  270877  Sole    270877
Airborne Freight  Com   009266107              1768  119275  Sole    119275
Albertsons Inc.   Com   013104104              1726   54805  Sole     54805
American Express  Com   025816109              6070  170078  Sole    170078
American Home Pr  Com   026609107               294    4793  Sole      4793
American International
Group             Com   026874107               358    4513  Sole      4513
Amgen             Com   031162100               510    9049  Sole      9049
Ann Taylor Store  Com   036115103              1550   44300  Sole     44300
Applied Materials
Inc. Delaware     Com   038222105               958   23913  Sole     23913
Auspex            Com   052116100                25   14000  Sole     14000
BMC Software      Com   055921100              5422  331200  Sole    331200
BP Amoco          Com   055622104               264    5681  Sole      5681
Banner Corp.      Com   06652V109              1816     107  Sole       107
Boise Cascade     Com   097383103               690   20300  Sole     20300
Bristol Myers Sq  Com   110122108               924   18123  Sole     18123
Build. Materials
Holding Corp.     Com   120113105               553   50950  Sole     50950
Burlington Resou  Com   122014103              4883  130088  Sole    130088
Cardinal Health   Com   14149Y108              9139  141343  Sole    141343
Cascade Nat. Gas  Com   147339105               602   27300  Sole     27300
Centennial Banco  Com   15133T104               135   18314  Sole     18314
Chevron Corp.     Com   166751107              1439   16060  Sole     16060
Cisco Systems In  Com   17275R102              5567  307392  Sole    307392
Citigroup         Com   172967101             10048  199058  Sole    199058
Clorox            Com   189054109               237    6000  Sole      6000
Coca Cola Co.     Com   191216100              9755  206885  Sole    206885
Costco            Com   2160K105               7110  160203  Sole    160203
Dell Computer     Com   247025109              6152  226371  Sole    226371
Dow Chemical      Com   260543103               201    5974  Sole      5974
EEX Corp.         Com   26842V108               100   54474  Sole     54474
EMC Corp          Com   268648102              2747  204424  Sole    204424
Eden Bioscience   Com   279445100               321   63350  Sole     63350
El Paso Corp.     Com   28336L109               234    5241  Sole      5241
Emerson Electric  Com   291011104              2932   51349  Sole     51349
Exxon Mobil       Com   30231G102              2082   52977  Sole     52977
Fannie Mae        Com   313586109               241    3027  Sole      3027
First Indus.
Realty Trust      Com   32054K103               435   14000  Sole     14000
Gap Stores        Com   364760108              7193  515997  Sole    515997
General Electric  Com   369604103              1635   40813  Sole     40813
Gillette Co.      Com   375766102               205    6138  Sole      6138
Global Crossing
Limited           Com   G3921A100                20   23400  Sole     23400
HealthSouth       Com   421924101              4109  277290  Sole    277290
Hewlett Packard   Com   428236103               290   14119  Sole     14119
Home Depot        Com   437076102              8622  169030  Sole    169030
Home Properties
of N.Y.           Com   437306103               458   14500  Sole     14500
Honeywell Int'l   Com   438516106              1856   54875  Sole     54875
ICOS Corp.        Com   449295104              1817   31633  Sole     31633
Intel Corp.       Com   458140100              8632  274469  Sole    274469
International Business
Machines          Com   459200101               212    1755  Sole      1755
Istar Financial   Com   45031U101              1455   58327  Sole     58327
JP Morgan         Com   46625H100               240    6615  Sole      6615
JP Realty         Com   46624A106               540   22700  Sole     22700
Johnson & Johnso  Com   478160104               279    4731  Sole      4731
Keytronic         Com   493144109               340  219350  Sole    219350
Klamath First
Bancorp           Com   49842P103               164   12450  Sole     12450
LSI Logic Corp.   Com   502161102              3818  241937  Sole    241937
Lattice
Semiconductor     Com   518415104              4614  224320  Sole    224320
Lucent Technolog  Com   549463107               133   21171  Sole     21171
McDonald's Corp.  Com   580135101               326   12322  Sole     12322
Merck & Co.       Com   589331107              7467  126984  Sole    126984
Microsoft         Com   594918104             18219  275010  Sole    275010
Nike, Inc.        Com   654106103               215    3829  Sole      3829
Nordstrom         Com   655664100              6984  345268  Sole    345268
Officemax         Com   67622M108              4376  972531  Sole    972531
Oracle Corp.      Com   68389X105              4948  358331  Sole    358331
Pacific Northwest
Bancorp           Com   69466M103               376   18382  Sole     18382
Pfizer Inc.       Com   717081103               677   17012  Sole     17012
Plum Creek Timb.  Com   729251108              1760   62100  Sole     62100
Putnam Master
Interm. Inc. Tr.  Com   746909100               340   56628  Sole     56628
Qualcomm          Com   747525103              6229  123358  Sole    123358
S&P 500 Depositary
Receipt           Com   78462F103              5204   45525  Sole     45525
Safeco            Com   786429100              3400  109145  Sole    109145
SBC Communicatio  Com   78387G103               219    5592  Sole      5592
Scudder Inter Go  Com   811163104               345   49500  Sole     49500
Semitool          Com   816909105               662   57650  Sole     57650
Shurgard Storage  Com   82567D104              3172   99131  Sole     99131
Starbucks         Com   855244109             12348  648224  Sole    648224
Sterling Finl.    Com   859319105              1809  124360  Sole    124360
Sun Microsystems  Com   866810104               199   16222  Sole     16222
Texaco Inc.       Com   881694103               249    8893  Sole      8893
US Bancorp        Com   902973106               409   19561  Sole     19561
Umpqua Holdings   Com   904214103               807   59750  Sole     59750
Union Pacific     Com   907818108               229    4025  Sole      4025
Verizon Comm.     Com   92343V104              8752  184424  Sole    184424
Wal-Mart          Com   931142103             14292  248339  Sole    248339
Walt Disney Co.   Com   254687106              5243  253044  Sole    253044
Washington Fed.
Savings & Loan    Com   938824109               279   10824  Sole     10824
Washington Mut.
Savings Bank      Com   939322103             19800  605528  Sole    605528
Watchguard
Technologies Inc  Com   941105108               205   31475  Sole      7750
Wells Fargo & Co  Com   949746101               449   10322  Sole     10322
Weyerhauser       Com   962166104              7743  143174  Sole    143174
Worldcom Inc.     Com   98157D106              4580  325264  Sole    325264
Worldcom Inc. - MCI
Group             Com   98157D304               480   37838  Sole     37838
Xanser Corp.      Com   98389J103               149   74300  Sole     74300


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value $     282,741